OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 42,276	$ 41,902	$ 17,187
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 107,179	$ 118,337	$ 58,968